INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 — INTANGIBLE ASSETS

The gross carrying amount of intangible assets and accumulated amortization as of June 30, 2020 and December 31, 2019 were as follows (amounts in millions):

	June 30, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$17.7	$(1.9)	$15.8	$5.4	$(2.8)	$2.6
Non-compete agreements	0.2	—	0.2	0.4	(0.3)	0.1
Tradenames	1.3	(0.2)	1.1	0.7	(0.4)	0.3

Total	$19.2	$(2.1)	$17.1	$6.5	$(3.5)	$3.0

Amortization of intangible assets were $0.6 million and $0.7 million for the three and six months ended June 30, 2020 and $0.0 million and $0.1 million for the three and six months ended June 30, 2019, respectively.

The Company concluded there was no triggering event that constitutes the need to perform a finite-lived intangible assets for impairment for the period ended June 30, 2020.